Note 15 - Net Loss Per Share (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Profit (loss) from continuing operations	$ (5,231,295)	$ (4,023,504)	$ (1,144,525)
Weighted average number of ordinary shares outstanding	95,873,417	82,322,754	73,248,803